Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO VARIABLE INSURANCE TRUST
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026478
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
AssetsNet	$ 205,195,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 66,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000026480
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[2]
AssetsNet	$ 205,195,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 66,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000030992
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[3]
AssetsNet	$ 205,195,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 66,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000026479
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[4]
AssetsNet	$ 205,195,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 66,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$205,195
# of Portfolio Holdings	28
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$66
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	14.7%
PIMCO Emerging Markets Local Currency and Bond Fund	9.1%
PIMCO Total Return Fund	7.4%
PIMCO Low Duration Fund	5.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.8%
PIMCO TRENDS Fund	3.7%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000110708
Shareholder Report [Line Items]
Fund Name	PIMCO Balanced Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[5]
AssetsNet	$ 138,604,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$138,604
# of Portfolio Holdings	138
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	11.7%
U.S. Government Agencies	7.9%
Corporate Bonds & Notes	3.9%
Asset-Backed Securities	1.2%
Sovereign Issues	0.3%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	41.1%
Affiliated Investments	33.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026494
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[6]
AssetsNet	$ 207,633,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 453,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030987
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[7]
AssetsNet	$ 207,633,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 453,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030995
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[8]
AssetsNet	$ 207,633,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 453,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000148732
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[9]
AssetsNet	$ 207,633,000
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 453,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$207,633
# of Portfolio Holdings	1,074
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$453
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.3%
Brazil	6.9%
United States	6.4%
Turkey	5.6%
Indonesia	3.9%
United Arab Emirates	3.5%
Argentina	3.5%
Luxembourg	3.0%
Peru	3.0%
Cayman Islands	2.9%
Chile	2.6%
Other Countries	48.4%
Short-Term Instruments	2.0%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098620
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Bond (Hedged) Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[10]
AssetsNet	$ 75,592,000
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 93,000
InvestmentCompanyPortfolioTurnover	315.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$75,592
# of Portfolio Holdings	1,021
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$93
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	80.2%
United Kingdom	7.7%
Japan	5.3%
France	5.1%
Australia	5.1%
China	4.5%
Canada	4.4%
Spain	3.1%
Brazil	2.7%
Italy	2.5%
Other Countries	24.8%
Short-Term Instruments	1.8%
Affiliated Investments	2.7%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000112709
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[11]
AssetsNet	$ 153,846,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$153,846
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	95.4%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	4.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.0%
PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	10.1%
PIMCO Stocks PLUS Bond Alpha Fund	5.0%
PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000123329
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 153,846,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$153,846
# of Portfolio Holdings	19
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Affiliated Investments	95.4%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	4.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.0%
PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged)	10.1%
PIMCO Stocks PLUS Bond Alpha Fund	5.0%
PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged)	5.0%
PIMCO Real Return Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO Income Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO RAE International Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

C000026498
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[13]
AssetsNet	$ 450,909,000
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 565,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000030989
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[14]
AssetsNet	$ 450,909,000
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 565,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026499
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[15]
AssetsNet	$ 450,909,000
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 565,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$450,909
# of Portfolio Holdings	555
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	82.3%
Loan Participations and Assignments	4.3%
U.S. Treasury Obligations	3.0%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.8%
Affiliated Investments	7.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166584
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[16]
AssetsNet	$ 1,083,710,000
Holdings Count | Holding	1,538
Advisory Fees Paid, Amount	$ 1,275,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166585
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[17]
AssetsNet	$ 1,083,710,000
Holdings Count | Holding	1,538
Advisory Fees Paid, Amount	$ 1,275,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000166586
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[18]
AssetsNet	$ 1,083,710,000
Holdings Count | Holding	1,538
Advisory Fees Paid, Amount	$ 1,275,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,083,710
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$1,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	57.7%
Asset-Backed Securities	38.0%
Non-Agency Mortgage-Backed Securities	18.0%
Sovereign Issues	13.1%
U.S. Treasury Obligations	13.0%
Corporate Bonds & Notes	12.4%
Loan Participations and Assignments	1.2%
Common Stocks	0.2%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026500
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$128	2.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.57%	[19]
AssetsNet	$ 436,309,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 493,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000081129
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	2.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.67%	[20]
AssetsNet	$ 436,309,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 493,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026501
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	2.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.42%	[21]
AssetsNet	$ 436,309,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 493,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$436,309
# of Portfolio Holdings	357
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$493
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	137.6%
U.S. Government Agencies	19.6%
Non-Agency Mortgage-Backed Securities	4.8%
Asset-Backed Securities	1.1%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(64.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026502
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[22]
AssetsNet	$ 1,280,346,000
Holdings Count | Holding	1,041
Advisory Fees Paid, Amount	$ 1,609,000
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030990
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[23]
AssetsNet	$ 1,280,346,000
Holdings Count | Holding	1,041
Advisory Fees Paid, Amount	$ 1,609,000
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026503
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[24]
AssetsNet	$ 1,280,346,000
Holdings Count | Holding	1,041
Advisory Fees Paid, Amount	$ 1,609,000
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,280,346
# of Portfolio Holdings	1,041
Portfolio Turnover Rate	208%
Total Net Advisory Fees Paid During the Reporting Period	$1,609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	39.0%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments	28.0%
Affiliated Investments	14.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(18.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026493
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$204	3.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	3.85%	[25]
AssetsNet	$ 464,843,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 1,186,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000030986
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$209	3.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	3.95%	[26]
AssetsNet	$ 464,843,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 1,186,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000030994
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$196	3.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	3.70%	[27]
AssetsNet	$ 464,843,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 1,186,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000148731
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$220	4.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	4.15%	[28]
AssetsNet	$ 464,843,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 1,186,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$464,843
# of Portfolio Holdings	828
Portfolio Turnover Rate	81%
Total Net Advisory Fees Paid During the Reporting Period	$1,186
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	115.8%
U.S. Government Agencies	17.6%
Sovereign Issues	10.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	44.8%
Affiliated Investments	0.1%
Financial Derivative Instruments	(4.3%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000098623
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[29]
AssetsNet	$ 91,113,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 245,000
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098625
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[30]
AssetsNet	$ 91,113,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 245,000
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000098624
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[31]
AssetsNet	$ 91,113,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 245,000
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000139587
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	M
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$65	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[32]
AssetsNet	$ 91,113,000
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 245,000
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$91,113
# of Portfolio Holdings	779
Portfolio Turnover Rate	394%
Total Net Advisory Fees Paid During the Reporting Period	$245
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	55.5%
Sovereign Issues	21.4%
Corporate Bonds & Notes	19.5%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	8.6%
Non-Agency Mortgage-Backed Securities	5.3%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	21.3%
Affiliated Investments	16.8%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(60.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026497
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[33]
AssetsNet	$ 135,837,000
Holdings Count | Holding	1,110
Advisory Fees Paid, Amount	$ 168,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030988
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[34]
AssetsNet	$ 135,837,000
Holdings Count | Holding	1,110
Advisory Fees Paid, Amount	$ 168,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030996
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[35]
AssetsNet	$ 135,837,000
Holdings Count | Holding	1,110
Advisory Fees Paid, Amount	$ 168,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$135,837
# of Portfolio Holdings	1,110
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$168
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	88.3%
United Kingdom	7.3%
France	6.3%
Japan	5.0%
Spain	4.1%
Australia	3.7%
Ireland	3.4%
South Africa	2.8%
Colombia	2.5%
Other Countries	18.7%
Short-Term Instruments	4.5%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000072063
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[36]
AssetsNet	$ 287,304,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000072064
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[37]
AssetsNet	$ 287,304,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000109755
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[38]
AssetsNet	$ 287,304,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,011,000
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$287,304
# of Portfolio Holdings	866
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid During the Reporting Period	$1,011
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	21.4%
Sovereign Issues	15.7%
U.S. Treasury Obligations	5.5%
Asset-Backed Securities	5.2%
Common Stocks	3.2%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.2%
Affiliated Investments	61.9%
Financial Derivative Instruments	1.8%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000026495
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[39]
AssetsNet	$ 533,497,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 662,000
InvestmentCompanyPortfolioTurnover	297.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000139585
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[40]
AssetsNet	$ 533,497,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 662,000
InvestmentCompanyPortfolioTurnover	297.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026496
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[41]
AssetsNet	$ 533,497,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 662,000
InvestmentCompanyPortfolioTurnover	297.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$533,497
# of Portfolio Holdings	1,298
Portfolio Turnover Rate	297%
Total Net Advisory Fees Paid During the Reporting Period	$662
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	68.9%
China	9.3%
United Kingdom	8.1%
Japan	5.3%
Australia	4.7%
Canada	4.4%
France	4.1%
Ireland	3.9%
Spain	3.4%
Cayman Islands	3.3%
Peru	2.4%
Other Countries	18.2%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(39.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026482
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[42]
AssetsNet	$ 1,372,850,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 1,705,000
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030983
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%	[43]
AssetsNet	$ 1,372,850,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 1,705,000
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026483
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[44]
AssetsNet	$ 1,372,850,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 1,705,000
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,372,850
# of Portfolio Holdings	800
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting Period	$1,705
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	98.1%
U.S. Government Agencies	18.7%
Sovereign Issues	8.7%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	2.7%
Corporate Bonds & Notes	1.3%
Other Investments	0.1%
Short-Term Instruments	47.6%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(83.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026484
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[45]
AssetsNet	$ 681,827,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 823,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000081128
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[46]
AssetsNet	$ 681,827,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 823,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026485
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[47]
AssetsNet	$ 681,827,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 823,000
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$681,827
# of Portfolio Holdings	695
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$823
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	50.4%
Asset-Backed Securities	18.8%
U.S. Government Agencies	18.0%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.0%
Loan Participations and Assignments	0.4%
Municipal Bonds & Notes	0.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	31.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026489
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Administrative
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[48]
AssetsNet	$ 4,578,315,000
Holdings Count | Holding	1,794
Advisory Fees Paid, Amount	$ 5,611,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000030985
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[49]
AssetsNet	$ 4,578,315,000
Holdings Count | Holding	1,794
Advisory Fees Paid, Amount	$ 5,611,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000026490
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[50]
AssetsNet	$ 4,578,315,000
Holdings Count | Holding	1,794
Advisory Fees Paid, Amount	$ 5,611,000
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,578,315
# of Portfolio Holdings	1,794
Portfolio Turnover Rate	212%
Total Net Advisory Fees Paid During the Reporting Period	$5,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.5%
Corporate Bonds & Notes	36.9%
U.S. Treasury Obligations	21.5%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.2%
Asset-Backed Securities	6.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	1.7%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(35.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

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